Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (87,619)	$ (13,429)	¥ (48,545)	¥ (79,113)
Accretion to redemption value of redeemable convertible preferred shares			(17,262)
Net loss attributable to ordinary shareholders	¥ (87,619)	$ (13,429)	¥ (75,793)	¥ (79,113)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted | shares	109,563	109,563	61,136	56,792
Loss per share – basic and diluted | ¥ / shares				¥ (1.39)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (51,294)	$ (7,862)	¥ (13,510)
Modification of Redeemable Convertible Preferred Shares			(2,779)
Accretion to redemption value of redeemable convertible preferred shares			(4,804)
Net loss attributable to ordinary shareholders	¥ (51,294)	$ (7,862)	¥ (21,093)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted | shares	64,143	64,143	17,014
Loss per share – basic and diluted | (per share)	¥ (0.80)	$ (0.12)	¥ (1.24)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (36,325)	$ (5,567)	¥ (35,035)
Modification of Redeemable Convertible Preferred Shares			(7,207)
Accretion to redemption value of redeemable convertible preferred shares			(12,458)
Net loss attributable to ordinary shareholders	¥ (36,325)	$ (5,567)	¥ (54,700)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted | shares	45,420	45,420	44,122
Loss per share – basic and diluted | (per share)	¥ (0.80)	$ (0.12)	¥ (1.24)